NOTES PAYABLE (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 321,521
2018	442,776
2019	11,095,495
2020	7,954,233
Notes Payable, Total	$ 19,814,025	$ 19,890,410